Investments in subsidiaries and associates (Tables)	12 Months Ended
Sep. 30, 2025
Investments in subsidiaries and associates
Summary of ownership percentage of controlled entities

A complete list of controlled entities can be found in the Consolidated Entity Disclosure Statement. The following table includes the material controlled entities of Westpac as at 30 September 2025.

	Country		Country
Name	of incorporation	Name	of incorporation
Asgard Capital Management Ltd	Australia	Westpac Equity Holdings Pty Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Financial Services Group Pty Limited	Australia
Capital Finance Australia Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Crusade trust No.2P of 2008	Australia	Westpac New Zealand Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac NZ Covered Bond Limited[a]	New Zealand
Series 2022-1P WST Trust	Australia	Westpac NZ Securitisation Limited[a]	New Zealand
Series 2024-1 WST Trust	Australia	Westpac Overseas Holdings No. 2 Pty Limited	Australia
Series 2024-2 WST Trust	Australia	Westpac Securities NZ Limited	New Zealand
Sixty Martin Place (Holdings) Pty Limited	Australia	Westpac Securitisation Holdings Pty Limited	Australia
Westpac Bank - PNG - Limited	Papua New Guinea	Westpac Term Pie Fund	New Zealand
Westpac Covered Bond Trust	Australia

a.	The Group indirectly owns 19% of these entities, however, due to contractual and structural arrangements both these entities are considered to be controlled entities within the Group.

Summary of material controlled entities which are not wholly owned

The following material controlled entities are not wholly owned:

Percentage Owned	2025	2024
Westpac Bank - PNG - Limited	98.7%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%